Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative financial instruments
Change in fair value of the derivative instruments	$ (59,565)	$ (55,444)	$ (60,946)	$ (165,704)
Foreign exchange swaps/nondeliverable forwards
Derivative financial instruments
Change in fair value of the derivative instruments	(62,439)	(2,114)	(62,109)	(3,374)
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	564		413
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ 2,310	$ (53,330)	$ 750	$ (162,330)